Accounts Receivable, Net (Details) - Schedule of Movements of Provision for Accounts Receivable’s Estimated Credit Losses - Accounts Receivable [Member] - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movements of Provision for Accounts Receivable’s Estimated Credit Losses [Line Items]
Beginning balance	$ 1,100	$ 214	$ 214	$ 227
Addition (recovery)	(940)	182,544
Disposal of subsidiaries		(180,792)	(180,792)
Exchange rate effect	83	(866)
Ending balance	$ 243	$ 1,100	$ 1,100	$ 214